[GRAPHIC]

                                         CG Variable Annuity
                                             Accounts I & II

                                              TimesSquare VP
                                         S&P 500()Index Fund

------------------------------------------------------------

                                               Annual Report
                                           December 31, 2002

                                         CG Flexible Annuity
                                   CG Group Variable Annuity

                                                                    [LOGO] CIGNA

--------------------------------------------------------------------------------
CG Variable Annuity Accounts I & II                                            1

Dear Investor:

We're pleased to provide you with this annual report for Connecticut General Variable Annuity Accounts I & II for the twelve months ended December 31, 2002.

Following is a summary of key performance results:

For qualified contractholders

o Accumulation unit values for the Flexible Annuity decreased 23.36% from the December 31, 2001 level, from $191.372 to $146.672.

o For all other qualified individual contracts, accumulation unit values decreased 23.09%, from $205.218 to $157.837.

o Accumulation unit values for group qualified contracts with 50 participants or more decreased 22.70% from $242.153 to $187.179 during the period from January 1, 2002 to December 31, 2002.

o Over the last five years (January 1, 1998 to December 31, 2002), the unit values for group qualified contracts with 50 participants or more decreased 5.35%.

For non-qualified contractholders

o Accumulation unit values for the Flexible Annuity decreased 23.36% from the December 31, 2001 level, from $168.782 to $129.351.

o For all other non-qualified individual contracts, accumulation unit values decreased 23.09%, from $182.159 to $140.102.

o Accumulation unit values for group non-qualified contracts decreased 22.70% from $214.925 to $166.132 during the period from January 1, 2002 to December 31, 2002.

o Over the last five years (January 1, 1998 to December 31, 2002), the unit values for group non-qualified contracts decreased 5.35%.

In addition to the financial statements for your annuity contracts, this report includes the financial statements and a list of holdings for the TimesSquare VP S&P 500[RegTM] Index Fund, the mutual fund supporting Variable Annuity Accounts I and II.

Thank you for letting us serve your investment needs. We look forward to our continuing relationship in the coming years.

/s/ John Y. Kim

John Y. Kim
President,
CIGNA Retirement & Investment Services

--------------------------------------------------------------------------------
CG Variable Annuity Account I                                                  2

Statement of Assets and Liabilities
December 31, 2002

Assets:
Investment in TimesSquare VP S&P 500[RegTM] Index Fund at net asset value, 3,253,654.566 shares at $12.72
 per share (cost $29,842,539; net unrealized appreciation $11,543,947)                                            $41,386,486
Receivable from Connecticut General Life Insurance Company                                                            227,757
                                                                                                                  -----------
  Total assets                                                                                                     41,614,243
                                                                                                                  -----------
Net Assets                                                                                                        $41,614,243
                                                                                                                  ===========
Net Assets Represented By:
                                                                                                       Unit
                                                                                            Units      Value
                                                                                            -----      -----
Accumulation Contracts
Group contracts:
 50 participants or more                                                                    129,503   $187.179    $24,240,242
 Less than 50 participants                                                                   16,481    171.723      2,830,167
 Tax-deferred annuity contracts issued after May 1, 1976                                     61,323    150.500      9,229,111
Individual contracts:
 Variable annuity contracts                                                                   7,221    157.837      1,139,741
 Flexible annuity contracts                                                                  10,348    146.672      1,517,762
Annuity Contracts
Group contracts:
 50 participants or more                                                                    274,067      3.595        985,271
 Tax-deferred annuity contracts issued after May 1, 1976                                     10,951      4.361         47,757
Individual contracts:
 Variable annuity contracts (53-3)                                                            2,381      4.643         11,055
 Variable annuity contracts (53-5)                                                          352,176      3.921      1,380,882
 Flexible annuity contracts                                                                  52,487      4.425        232,255
                                                                                                                  -----------
                                                                                                                  $41,614,243
                                                                                                                  ===========

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account I                                                  3

Statements of Operations

----------------------------------------------------------------------------------------
                                                      For the years ended December 31,
                                                     -----------------------------------
                                                           2002               2001
----------------------------------------------------------------------------------------
Investment Income
 Dividends                                            $     689,237      $     712,688
 Mortality and expense risk                                 207,559            272,450
                                                      -------------      -------------
    Net investment income                                   481,678            440,238
                                                      -------------      -------------
Realized Gain on Investments
 Proceeds from sale of shares                             4,973,671          7,181,516
 Cost of shares sold                                      3,237,210          5,317,899
                                                      -------------      -------------
 Realized gain from security transactions - net           1,736,461          1,863,617
 Capital gain distribution                                1,441,324                 --
                                                      -------------      -------------
    Realized gain on investments - net                    3,177,785          1,863,617
                                                      -------------      -------------
Unrealized Appreciation on Investments
 Beginning of year                                       28,156,122         39,661,987
 End of year                                             11,543,947         28,156,122
                                                      -------------      -------------
    Unrealized depreciation on investments              (16,612,175)       (11,505,865)
                                                      -------------      -------------
Decrease in Net Assets Resulting from Operations      $ (12,952,712)     $  (9,202,010)
                                                      =============      =============

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account I                                                  4

Statements of Changes in Net Assets

-----------------------------------------------------------------------------------------------
                                                              For the years ended December 31,
                                                             ----------------------------------
                                                                   2002               2001
-----------------------------------------------------------------------------------------------
>From Operations
 Net investment income                                        $     481,678      $     440,238
 Realized gain on investments - net                               3,177,785          1,863,617
 Unrealized depreciation on investments                         (16,612,175)       (11,505,865)
                                                              -------------      -------------
   Decrease in net assets resulting from operations             (12,952,712)        (9,202,010)
                                                              -------------      -------------

>From Unit Transactions
 Participant contributions                                          212,544            225,877
 Transfers to/from fixed fund - net                                (914,469)          (301,898)
 Withdrawal of funds on terminated/matured contracts             (3,379,826)        (5,608,359)
 Annuity benefit distributions                                     (520,081)          (756,438)
 Mortality guarantee adjustment                                     120,777            255,925
 Equalization adjustment - net                                         (400)             5,730
                                                              -------------      -------------
   Decrease in net assets derived from unit transactions         (4,481,455)        (6,179,163)
                                                              -------------      -------------

Decrease in Net Assets                                          (17,434,167)       (15,381,173)
                                                              -------------      -------------

Net Assets, Beginning of Year                                    59,048,410         74,429,583
                                                              -------------      -------------

Net Assets, End of Year                                       $  41,614,243      $  59,048,410
                                                              =============      =============

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account I Notes to Financial Statements                    5

1. Organization

The CG Variable Annuity Account I (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). These financial statements have been prepared in conformity with accounting principles, generally accepted in the United States and reflect management's estimates and assumptions, such as those regarding fair market value and reserve assumptions, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout the Notes to Financial Statements.

Under the terms of the annuity contracts, the individual participant can elect either a fixed or variable annuity benefit at retirement. The group participant can elect either a fixed or variable annuity benefit during the accumulation phase and at retirement. The assets providing for the variable annuity benefit will be invested in the TimesSquare VP S&P 500[RegTM] Index Fund (the Fund), and the fixed annuity contract will be purchased from the Account's sponsor, CG Life. The Fund was organized by CG Life in 1968.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

    A. The investment in the Fund's shares is valued at the closing net asset value per share as determined by the Fund on December 31, 2002. The difference between cost and fair value is reflected as unrealized appreciation on investments.

    B. The amount of the reserve for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by CG Life, are represented in the mortality guarantee adjustment.

    C. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and income is recorded on the ex-dividend date. Cost of investments sold is determined on the basis of the last-in, first-out method.

    D. The operations of the Account are included in, and taxed as part of CG Life as a life insurance company. Under Internal Revenue Code Section 817(h) there is no taxable income attributable to the Account (See note
        7).

3. Cost of Investments

The cost of investments represents the accumulated cost of the Fund's shares purchased and sold by the Account at net asset value with net participant contributions received and from reinvestment of all distributions made by the Fund. The cost of purchases and the proceeds from sales of investments were $2,541,367 and $4,973,671, respectively, for the year ended December 31, 2002. The cost of purchases and the proceeds from sales of investments were $1,222,770 and $7,181,516, respectively, for the year ended December 31, 2001.

4. Changes in Units Outstanding

Accumulation units issued and redeemed were 1,548 and 22,487, respectively, for the year ended December 31, 2002. Accumulation units issued and redeemed were 1,149 and 23,163, respectively, for the year ended December 31, 2001. Annuity units distributed were 112,490 and 132,521, for the years ended December 31, 2002 and 2001, respectively. Annuity units are issued in the event of an annuitization. There were no annuitizations during the years ended December 31, 2002 and 2001.

--------------------------------------------------------------------------------
CG Variable Annuity Account I Notes to Financial Statements (Continued)        6

5. Expenses and Related Party Transactions

Participant contributions are net of premium taxes (if any) and sales load of $5,841 and $28,310 for the years ended December 31, 2002 and 2001, respectively. These amounts are deducted from participant contributions before amounts are invested in the Account and paid to CG Life in accordance with the underlying contract. Mortality and expense risk charges, which generally range from 0.25% to 1.10%, depending on contract size, are also paid to CG Life.

Withdrawal of funds on terminated contracts is net of administrative charges of $4,859 and $4,903 for the years ended December 31, 2002 and 2001, respectively. These amounts are paid to CG Life in accordance with the underlying contract.

During the years ended December 31, 2002 and 2001, management fees were paid to TimesSquare Capital Management, an affiliate of CG Life, in its capacity as advisor to the Fund. The advisory agreement provides for a fee at the annual rate of 0.25% of the average net assets of the Fund for the years then ended.

Contracts were sold primarily by persons who were insurance agents of or brokers for CG Life. These persons were authorized by applicable law to sell life and other forms of personal insurance. Contracts are no longer actively sold.

--------------------------------------------------------------------------------
CG Variable Annuity Account I Notes to Financial Statements (Continued)        7

6. Financial Highlights

A summary of changes in unit values and various performance ratios follows.

-----------------------------------------------------------------
                                             For the years ended
                                                December 31,
                                            2002           2001
-----------------------------------------------------------------
Accumulation Contracts:
Group Contracts:
50 or more participants
Unit value, beginning of year             $242.153       $276.439
Net investment income                        9.092          2.302
Net Realized and unrealized loss on
   investment transactions                 (64.066)       (36.588)
                                          --------       --------
Unit value, end of year                   $187.179       $242.153
                                          ========       ========
Total Return*                              -22.702%       -12.403%
Ratios (as a % of average net assets):
   Expenses**                                0.250%         0.250%
   Net Investment Income***                  4.339%         1.113%
Less than 50 participants
Unit value, beginning of year             $222.739       $254.946
Net investment income                        7.761          1.512
Net Realized and unrealized loss on
   investment transactions                 (58.777)       (33.719)
                                          --------       --------
Unit value, end of year                   $171.723       $222.739
                                          ========       ========
Total Return*                              -22.903%       -12.633%
Ratios (as a % of average net assets):
   Expenses**                                0.511%         0.511%
   Net Investment Income***                  4.352%         1.057%

-----------------------------------------------------------------
                                             For the years ended
                                                December 31,
                                            2002           2001
-----------------------------------------------------------------
Tax-deferred annuity contracts
  issued after May 1, 1976
Unit value, beginning of year             $195.386       $223.839
Net investment income                        6.601          1.124
Net Realized and unrealized loss on
   investment transactions                 (51.487)       (29.577)
                                          --------       --------
Unit value, end of year                   $150.500       $195.386
                                          ========       ========
Total Return*                              -22.972%       -12.711%
Ratios (as a % of average net assets):
   Expenses**                                0.600%         0.600%
   Net Investment Income***                  4.391%         1.160%
Individual Contracts:
Variable annuity contracts
Unit value, beginning of year             $205.218       $235.458
Net investment income                        6.616          0.883
Net Realized and unrealized loss on
   investment transactions                 (53.997)       (31.123)
                                          --------       --------
Unit value, end of year                   $157.837       $205.218
                                          ========       ========
Total Return*                              -23.088%       -12.843%
Ratios (as a % of average net assets):
   Expenses**                                0.750%         0.750%
   Net Investment Income***                  3.635%         1.073%

--------------------------------------------------------------------------------
CG Variable Annuity Account I Notes to Financial Statements (Continued)        8

-----------------------------------------------------------------
                                             For the years ended
                                                December 31,
                                            2002           2001
-----------------------------------------------------------------
Flexible annuity contracts
Unit value, beginning of year             $191.372       $220.347
Net investment income                        5.742          0.123
Net Realized and unrealized loss on
   investment transactions                 (50.442)       (29.098)
                                          --------       --------
Unit value, end of year                   $146.672       $191.372
                                          ========       ========
Total Return*                              -23.357%       -13.150%
Ratios (as a % of average net assets):
   Expenses**                                1.100%         1.100%
   Net Investment Income***                  4.305%         1.115%
Annuity Contracts:
Group Contracts:
50 participants or more
Unit value, beginning of year             $  4.860       $  5.799
Net investment income                        0.001         (0.178)
Net Realized and unrealized loss on
   investment transactions                  (1.266)        (0.761)
                                          --------       --------
Unit value, end of year                   $  3.595       $  4.860
                                          ========       ========
Total Return*                              -26.029%       -16.192%
Ratios (as a % of average net assets):
   Expenses****                              4.750%         4.750%
   Net Investment Income***                  4.511%         1.164%
Tax-deferred annuity contracts issued
   after May 1, 1976
Unit value, beginning of year             $  5.916       $  7.084
Net investment income                       (0.003)        (0.239)
Net Realized and unrealized loss on
   investment transactions                  (1.552)        (0.929)
                                          --------       --------
Unit value, end of year                   $  4.361       $  5.916
                                          ========       ========
Total Return*                              -26.285%       -16.488%
Ratios (as a % of average net assets):
   Expenses****                              5.100%         5.100%
   Net Investment Income***                  4.816%         1.169%

-----------------------------------------------------------------
                                             For the years ended
                                                December 31,
                                            2002           2001
-----------------------------------------------------------------
Individual Contracts:
Variable annuity contracts (53-3)
Unit value, beginning of year             $  6.249       $  7.421
Net investment income                        0.037         (0.198)
Net Realized and unrealized loss on
   investment transactions                  (1.643)        (0.974)
                                          --------       --------
Unit value, end of year                   $  4.643       $  6.249
                                          ========       ========
Total Return*                              -25.700%       -15.793%
Ratios (as a % of average net assets):
   Expenses****                              4.250%         4.250%
   Net Investment Income***                  4.692%         1.148%
Variable annuity contracts (53-5)
Unit value, beginning of year             $  5.302       $  6.327
Net investment income                       (0.000)        (0.195)
Net Realized and unrealized loss on
   investment transactions                  (1.381)        (0.830)
                                          --------       --------
Unit value, end of year                   $  3.921       $  5.302
                                          ========       ========
Total Return*                              -26.047%       -16.200%
Ratios (as a % of average net assets):
   Expenses****                              4.750%         4.750%
   Net Investment Income***                  4.452%         1.197%
Flexible annuity contracts
Unit value, beginning of year             $  6.004       $  7.191
Net investment income                       (0.002)        (0.244)
Net Realized and unrealized loss on
   investment transactions                  (1.577)        (0.943)
                                          --------       --------
Unit value, end of year                   $  4.425       $  6.004
                                          ========       ========
Total Return*                              -26.299%       -16.507%
Ratios (as a % of average net assets):
   Expenses****                              5.100%         5.100%
   Net Investment Income***                  4.783%         1.145%

--------------------------------------------------------------------------------
CG Variable Annuity Account I Notes to Financial Statements (Continued)        9

* These amounts represent the total return for the years indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** These ratios represent the annualized contract expenses, consisting of mortality and expense charges, for the years indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the dividends by the underlying fund in which the subaccounts invest.

**** These ratios represent the annualized contract expenses, consisting of mortality and expense, and assumed investment return charges, for the years indicated. The assumed investment returns of 3% to 5% are normally available. The selection of the assumed investment return is made by the Contractholder from a range made available by CG Life, and is used to determine the purchase rates for all annuities effected under the Contract. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

7. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code (Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements, as set forth in regulations issued by the Secretary of the Treasury.

The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. CG Life believes that the Account satisfies the current requirements of the regulations, and it intends for the Account to continue to meet such requirements.

--------------------------------------------------------------------------------
CG Variable Annuity Account I                                                 10

Report of Independent Accountants

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Variable Annuity Account I:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the CG Variable Account I (the "Account") at December 31, 2002, the results of its operations and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
February 18, 2003

--------------------------------------------------------------------------------
CG Variable Annuity Account II                                                11

Statement of Assets and Liabilities
December 31, 2002

Assets:
Investment in TimesSquare VP S&P 500[RegTM] Index Fund at net asset value, 332,728.282 shares at $12.72
 per share (cost $3,412,278; net unrealized appreciation $820,026)                                             $4,232,304
Receivable from Connecticut General Life Insurance Company                                                         15,420
                                                                                                               ----------
  Total assets                                                                                                  4,247,724
                                                                                                               ----------
Liabilities
Payable to Connecticut General Life Insurance Company                                                              23,053
                                                                                                               ----------
  Total liabilities                                                                                                23,053
                                                                                                               ----------
Net Assets                                                                                                     $4,224,671
                                                                                                               ==========
Net Assets Represented By:
                                                                                                    Unit
                                                                                         Units      Value
                                                                                         -----      -----
Accumulation Contracts
Group contracts                                                                            2,315   $166.132    $  384,596
Individual contracts:
 Variable annuity contracts                                                                5,222    140.102       731,613
 Flexible annuity contracts                                                               14,466    129.351     1,871,192
Annuity Contracts
Group contracts                                                                              269      3.499           941
Individual contracts:
 Variable annuity contracts                                                              324,125      3.482     1,128,603
 Flexible annuity contracts                                                               27,608      3.902       107,726
                                                                                                               ----------
                                                                                                               $4,224,671
                                                                                                               ==========

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account II                                                12

Statements of Operations

-------------------------------------------------------------------------------------
                                                     For the years ended December 31,
                                                     --------------------------------
                                                          2002              2001
-------------------------------------------------------------------------------------
Investment Income
 Dividends                                            $     70,489      $     72,167
 Mortality and expense risk                                 42,299            54,599
                                                      ------------      ------------
    Net investment income                                   28,190            17,568
                                                      ------------      ------------

Realized Gain on Investments
 Proceeds from sale of shares                              476,200           583,758
 Cost of shares sold                                       329,199           475,143
                                                      ------------      ------------
 Realized gain from security transactions - net            147,001           108,615
 Capital gain distribution                                 147,406                --
                                                      ------------      ------------
    Realized gain on investments - net                     294,407           108,615
                                                      ------------      ------------

Unrealized Appreciation on Investments
 Beginning of year                                       2,487,975         3,541,419
 End of year                                               820,026         2,487,975
                                                      ------------      ------------
    Unrealized depreciation on investments              (1,667,949)       (1,053,444)
                                                      ------------      ------------

Decrease in Net Assets Resulting from Operations      $ (1,345,352)     $   (927,261)
                                                      ============      ============

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account II                                                13

Statements of Changes in Net Assets

----------------------------------------------------------------------------------------------
                                                             For the years ended December 31,
                                                             ---------------------------------
                                                                  2002              2001
----------------------------------------------------------------------------------------------
>From Operations
 Net investment income                                        $     28,190      $     17,568
 Realized gain on investments - net                                294,407           108,615
 Unrealized depreciation on investments                         (1,667,949)       (1,053,444)
                                                              ------------      ------------
   Decrease in net assets resulting from operations             (1,345,352)         (927,261)
                                                              ------------      ------------

>From Unit Transactions
 Participant contributions                                             143               955
 Withdrawal of funds on terminated/matured contracts              (225,567)         (185,836)
 Annuity benefit distributions                                    (223,967)         (301,185)
 Mortality guarantee adjustment                                     68,652            84,976
 Equalization adjustment - net                                           7               721
                                                              ------------      ------------
   Decrease in net assets derived from unit transactions          (380,732)         (400,369)
                                                              ------------      ------------

Decrease in Net Assets                                          (1,726,084)       (1,327,630)
                                                              ------------      ------------

Net Assets, Beginning of Year                                    5,950,755         7,278,385
                                                              ------------      ------------

Net Assets, End of Year                                       $  4,224,671      $  5,950,755
                                                              ============      ============

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account II Notes to Financial Statements                  14

1. Organization

The CG Variable Annuity Account II (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). These financial statements have been prepared in conformity with accounting principles, generally accepted in the United States and reflect management's estimates and assumptions, such as those regarding fair market value and reserve assumptions, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout the Notes to Financial Statements.

Under the terms of the annuity contracts, the individual participant can elect either a fixed or variable annuity benefit at retirement. The group participant can elect either a fixed or variable annuity benefit during the accumulation phase and at retirement. The assets providing for the variable annuity benefit will be invested in the TimesSquare VP S&P 500[RegTM] Index Fund (the Fund), and the fixed annuity contract will be purchased from the Account's sponsor, CG Life. The Fund was organized by CG Life in 1968.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

    A. The investment in the Fund's shares is valued at the closing net asset value per share as determined by the Fund on December 31, 2002. The difference between cost and fair value is reflected as unrealized appreciation on investments.

    B. The amount of the reserve for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by CG Life, are represented in the mortality guarantee adjustment.

    C. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and income is recorded on the ex-dividend date. Cost of investments sold is determined on the basis of the last-in, first-out method.

    D. The operations of the Account are included in, and taxed as part of CG Life as a life insurance company. Under Internal Revenue Code Section 817(h) there is no taxable income attributable to the Account (See note
        7).

3. Cost of Investments

The cost of investments represents the accumulated cost of the Fund's shares purchased and sold by the Account at net asset value with net participant contributions received and from reinvestment of all distributions made by the Fund. The cost of purchases and the proceeds from sales of investments were $283,677 and $476,200, respectively, for the year ended December 31, 2002. The cost of purchases and the proceeds from sales of investments were $184,144 and $583,758, respectively, for the year ended December 31, 2001.

4. Changes in Units Outstanding

Accumulation units issued and redeemed were 1 and 1,542, respectively, for the year ended December 31, 2002. Accumulation units issued and redeemed were 9 and 1,024, respectively, for the year ended December 31, 2001. Annuity units distributed were 53,323 and 58,784 for the year ended December 31, 2002 and 2001, respectively. Annuity units are issued in the event of an annuitization. There were no annuitizations during the years ended December 31, 2002 and 2001.

--------------------------------------------------------------------------------
CG Variable Annuity Account II Notes to Financial Statements (Continued)      15

5. Expenses and Related Party Transactions

Participant contributions are net of premium taxes (if any) and sales load of $4 and $119 for years ended December 31, 2002 and 2001, respectively. These amounts are deducted from participant contributions before amounts are invested in the Account and paid to CG Life in accordance with the underlying contract. Mortality and expense risk charges, which generally range from 0.25% to 1.10%, depending on contract size, are also paid to CG Life.

Withdrawal of funds on terminated contracts is net of administrative charges of $470 and $255 for the years ended December 31, 2002 and 2001, respectively. These amounts are paid to CG Life in accordance with the underlying contract.

During the years ended December 31, 2002 and 2001, management fees were paid to TimesSquare Capital Management, an affiliate of CG Life, in its capacity as advisor to the Fund. The advisory agreement provides for a fee at the annual rate of 0.25% of the average net assets of the Fund for the years then ended.

Contracts were sold primarily by persons who were insurance agents of or brokers for CG Life. These persons were authorized by applicable law to sell life and other forms of personal insurance. Contracts are no longer actively sold.

--------------------------------------------------------------------------------
CG Variable Annuity Account II Notes to Financial Statements (Continued)      16

6. Financial Highlights

A summary of changes in unit values and various performance ratios follows.

------------------------------------------------------------------
                                            For the years ended
                                                December 31
                                            2002           2001
------------------------------------------------------------------
Accumulation Contracts:
Group Contracts
Unit value, beginning of year             $214.925       $245.356
Net investment income                        9.013          2.043
Net Realized and unrealized loss on
   investment transactions                 (57.806)       (32.474)
                                          --------       --------
Unit value, end of year                   $166.132       $214.925
                                          ========       ========
Total Return*                              -22.702%       -12.403%
Ratios (as a % of average net assets):
   Expenses**                                0.250%         0.250%
   Net Investment Income***                  4.572%         1.132%
Individual Contracts:
Variable annuity contracts
Unit value, beginning of year             $182.159       $209.001
Net investment income                        8.304          0.795
Net Realized and unrealized loss on
   investment transactions                 (50.361)       (27.637)
                                          --------       --------
Unit value, end of year                   $140.102       $182.159
                                          ========       ========
Total Return*                              -23.088%       -12.843%
Ratios (as a % of average net assets):
   Expenses**                                0.750%         0.750%
   Net Investment Income***                  3.889%         1.079%

------------------------------------------------------------------
                                            For the years ended
                                                December 31
                                            2002           2001
------------------------------------------------------------------
Flexible annuity contracts
Unit value, beginning of year             $168.782       $194.325
Net investment income                        8.267          0.113
Net Realized and unrealized loss on
   investment transactions                 (47.698)       (25.656)
                                          --------       --------
Unit value, end of year                   $129.351       $168.782
                                          ========       ========
Total Return*                              -23.357%       -13.144%
Ratios (as a % of average net assets):
   Expenses**                                1.100%         1.100%
   Net Investment Income***                  4.490%         1.150%
Annuity Contracts:
Group contracts
Unit value, beginning of year             $  4.730       $  5.644
Net investment income                        0.031         (0.173)
Net Realized and unrealized loss on
   investment transactions                  (1.262)        (0.741)
                                          --------       --------
Unit value, end of year                   $  3.499       $  4.730
                                          ========       ========
Total Return*                              -26.025%       -16.194%
Ratios (as a % of average net assets):
   Expenses****                              4.750%         4.750%
   Net Investment Income***                  4.045%         1.165%

--------------------------------------------------------------------------------
CG Variable Annuity Account II Notes to Financial Statements (Continued)      17

----------------------------------------------------------------
                                           For the years ended
                                               December 31
                                            2002          2001
----------------------------------------------------------------
Individual Contracts:
Variable annuity contracts
Unit value, beginning of year             $ 4.709       $ 5.620
Net investment income                       0.009        (0.150)
Net Realized and unrealized loss on
   investment transactions                 (1.236)       (0.761)
                                          -------       -------
Unit value, end of year                   $ 3.482       $ 4.709
                                          =======       =======
Total Return*                             -26.056%      -16.210%
Ratios (as a % of average net assets):
   Expenses****                             4.750%        4.750%
   Net Investment Income***                 4.884%        1.157%
Flexible annuity contracts
Unit value, beginning of year             $ 5.295       $ 6.341
Net investment income                      (0.046)       (0.215)
Net Realized and unrealized loss on
   investment transactions                 (1.347)       (0.831)
                                          -------       -------
Unit value, end of year                   $ 3.902       $ 5.295
                                          =======       =======
Total Return*                             -26.308%      -16.496%
Ratios (as a % of average net assets):
   Expenses****                             5.100%        5.100%
   Net Investment Income***                 4.487%        1.139%

* These amounts represent the total return for the years indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** These ratios represent the annualized contract expenses, consisting of mortality and expense charges, for the years indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the dividends by the underlying fund in which the subaccounts invest.

**** These ratios represent the annualized contract expenses, consisting of mortality and expense, and assumed investment return charges, for the years indicated. The assumed investment returns of 3% to 5% are normally available. The selection of the assumed investment return is made by the Contractholder from a range made available by CG Life, and is used to determine the purchase rates for all annuities effected under the Contract. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

7. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code (Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements, as set forth in regulations issued by the Secretary of the Treasury.

The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. CG Life believes that the Account satisfies the current requirements of the regulations, and it intends for the Account to continue to meet such requirements.

--------------------------------------------------------------------------------
CG Variable Annuity Account II                                                18

Report of Independent Accountants

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Variable Annuity Account II:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the CG Variable Account II (the "Account") at December 31, 2002, the results of its operations and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
February 18, 2003

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Investments in Securities            19

Dear Shareholders:
Our report for TimesSquare VP S&P 500[RegTM] Index Fund (the "Fund") (formerly known as CIGNA Variable Products S&P 500[RegTM] Index Fund) covering the year ended December 31, 2002, follows.

Management's Discussion and Analysis
Despite improving economic fundamentals, the markets spent much of the first quarter of 2002 enduring a crisis of confidence, an overhang from the Enron bankruptcy. Questionable accounting practices by telecom companies involving the use of capacity swaps received new scrutiny, reinforced by Global Crossing's bankruptcy in January.

The crisis of confidence grew worse in the second quarter. Angered by revelations of high-level corporate improprieties and news of suspect accounting practices at a growing number of major firms, equity investors chose to ignore the economic backdrop of expansionary forces in place. Foreign appetite for U.S. assets slowed measurably, increasing fears of large redeployment of capital abroad, with the euro appreciating nearly 14% against the dollar in response during the period. Continuing violence between Palestinians and Israelis, new threats of biological terrorism, and a slowing in economic growth from first quarter levels added further roadblocks for equity investors.

The third quarter opened with early positive economic news on housing, manufacturing and the labor market fronts. Better than 60% of second quarter corporate earnings announcements beat analysts' expectations. The dollar stabilized after prior slippage and investment inflows from troubled Japanese investors more than compensated for European withdrawals. These beneficial market effects were offset by a number of high-profile earnings misses, cautious forecast guidance by CEOs and questions on earnings quality. Analysts continued to revise estimates lower. The unresolved conflict between the U.S. and Iraq added to uncertainties and heightened risk aversion for both institutional and individual investors.

Fourth quarter evidence suggested that the U.S. economy achieved a mild recovery from last year's recession, founded primarily on continued strength in the consumer and housing sectors and sponsored by the lowest interest rate environment in 40 years. However, double-dip recession forecasts and the potential for deflation persisted throughout the year. The weakness in manufacturing activity led to further erosion in unemployment and held the lid on any increase in corporate investments. For most of the year, dollar strength and the failure of foreign central banks to act to improve the economies of trading partners led to further deterioration in net exports. Record bankruptcies, both in number and magnitude, and geopolitical tensions drove perceived credit risks to unprecedented levels.

Gradual improvement in year-over-year corporate earnings, European endorsement of our position on Iraq and movement on legislation to rectify accounting and corporate governance issues encouraged equity markets early in the fourth quarter and led the S&P 500[RegTM] Index to an 8.8% return in October. Eventually, however, the tepid nature of growth achieved and lack of resolution on geopolitical ills put the equity markets in a trading range throughout the remainder of the year. The S&P 500[RegTM] Index finished the fourth quarter up 8.43%.

Returns for the year ended December 31, 2002, were:

Fund                                   -22.51%
Lipper S&P 500[RegTM] Funds Average    -22.60%
S&P 500[RegTM] Index                   -22.10%

The average U.S. stock fund returned -22.41% for 2002, according to Lipper Analytics. Morningstar

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Investments in Securities          20

noted that only 3.8% of U.S. equity managers made money last year, the lowest since 1974. Gold, housewares and specialty chemicals all posted double-digit gains for the year, while most technology groups, despite some fourth quarter improvements, registered greater than 50% declines for 2002. Equity funds showed the first yearly net outflows since 1988.

Outlook
Corporate results continue mixed, and improved earnings supported by layoffs and cost-cutting have done little to instill business confidence and inspire individual investors thus far. The Iraq/U.S. stalemate, new rumblings from North Korea, the recurring Israeli-Palestinian conflict and ongoing terrorist acts have maintained uncertainties and weighed heavily on investor psychology, smothering market rallies. It is difficult to imagine an improved market without significant perceived reduction in geopolitical risks.

However, newly issued corporate governance directives, movement on accounting standards, and the lack of new scandals should reduce investors' skepticism and work to produce increased quality of earnings. Continued high levels of U.S. productivity in combination with current expansionary fiscal and monetary policies will likely continue to render a slow, sustainable recovery. The speed with which various geopolitical uncertainties are resolved will have a substantial impact on the pace, strength and endurance of the unfolding recovery.

Sincerely,

/s/ Richard H. Forde

Richard H. Forde

Chairman of the Board and President
TimesSquare VP S&P 500[RegTM] Index Fund

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Investments in Securities            21

--------------------------------------------------------------------------------
             GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (Unaudited)
                               12/31/92 - 12/31/02

                   ------------------------------------------
                              AVERAGE ANNUAL RETURN

                                     1 Year   5 Year  10 Year
                   Fund              -22.51%  -0.86%   8.30%
                   S&P 500 Index     -22.10%  -0.59%   9.34%
                   ------------------------------------------

   [The following table was depicted as a line chart in the printed material.]

Plot Points               Fund               S&P 500(R) Index
-----------               ----               ----------------

12/31/1992              $10,000                  $10,000
12/31/1993              $10,398                  $11,008
12/31/1994              $10,366                  $11,153
12/31/1995              $14,182                  $15,345
12/31/1996              $17,370                  $18,868
12/31/1997              $23,163                  $25,163
12/31/1998              $29,788                  $32,353
12/31/1999              $35,974                  $39,159
12/31/2000              $32,603                  $35,594
12/31/2001              $28,631                  $31,364
12/31/2002              $22,187                  $24,432

CIGNA Variable Products S&P 500[RegTM] Index Fund (the "Fund") performance figures are historical and reflect reinvestment of all dividends. The Fund's investment return and principal value will fluctuate so that an investor's shares, when sold may be worth more or less than their original cost. Past performance does not predict future performance. The Fund's return has been compared with the total return performance of S&P 500[RegTM] Index. This index is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general. An investment cannot be made in the index. Index results do not reflect brokerage changes or other investment expenses. During November 1993, the Fund was indexed to the S&P 500. Prior to November 9, 1993, the Fund was actively managed.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Investments in Securities            22
December 31, 2002

                                        Number of                Value
                                           Shares                 (000)
----------------------------------------------------------------------
COMMON STOCKS - 85.8%
Microsoft Corp. (a)                       106,900             $  5,527
General Electric Co.                      196,500                4,785
Exxon Mobil Corp.                         133,424                4,662
Wal-Mart Stores, Inc.                      87,800                4,435
Pfizer, Inc.                              122,250                3,737
Citigroup, Inc.                            99,972                3,518
Johnson & Johnson                          58,784                3,157
American International Group               51,584                2,984
International Business Machines Corp.      33,500                2,596
Merck & Co., Inc.                          44,400                2,513
Procter & Gamble Co.                       25,700                2,209
Coca-Cola (The) Co.                        49,000                2,147
Verizon Communications, Inc.               53,826                2,086
Bank of America Corp.                      29,718                2,067
Intel Corp.                               131,600                2,049
Cisco Systems, Inc. (a)                   144,500                1,893
SBC Communications, Inc.                   65,694                1,781
Philip Morris Companies., Inc.             41,700                1,690
Wells Fargo & Co.                          33,560                1,573
PepsiCo, Inc.                              34,960                1,476
Viacom, Inc. (a)                           34,833                1,420
Eli Lilly & Co.                            22,200                1,410
ChevronTexaco Corp.                        21,134                1,405
United Parcel Service, Inc.                22,000                1,388
Dell Computer Corp. (a)                    51,200                1,369
Fannie Mae                                 19,600                1,261
Abbott Laboratories                        30,800                1,232
Amgen, Inc.                                25,268                1,221
Comcast Corp., Class A (a)                 49,562                1,168
Oracle Corp. (a)                          107,272                1,159
AOL Time Warner, Inc.                      88,100                1,154
Home Depot, Inc.                           46,550                1,115
Medtronic, Inc.                            24,000                1,094
Pharmacia Corp.                            25,430                1,063
Hewlett-Packard Co.                        60,224                1,045
Wachovia Corp.                             27,128                  989
Wyeth                                      26,200                  980
BellSouth Corp.                            37,000                  957
3M Co.                                      7,700                  949
Morgan (J.P.) Chase & Co.                  39,406                  946
American Express Co.                       26,200                  926
Bristol-Myers Squibb Co.                   38,200                  884
Morgan Stanley Dean Witter & Co.           21,640                  864
Bank One Corp.                             23,219                  849
Anheuser-Busch Companies, Inc.             17,200                  832
du Pont (E.I.) de Nemours and Co.          19,578                  830
Freddie Mac                                13,700                  809
US Bancorp                                 37,851                  803
Tyco International Ltd.                    39,365                  672
Fifth Third Bancorp                        11,458                  671
Washington Mutual, Inc.                    19,107                  660
Disney (Walt) Co.                          40,300                  657
Merrill Lynch & Co., Inc.                  17,100                  649
Goldman Sachs Group, Inc.                   9,500                  647
ConocoPhillips                             13,368                  647
Schering-Plough Corp.                      29,000                  644
Gillette (The) Co.                         20,900                  635
Walgreen Co.                               20,200                  590
Lowe's Companies, Inc.                     15,400                  578
United Technologies Corp.                   9,300                  576
Colgate-Palmolive Co.                      10,700                  561
Qualcomm, Inc. (a)                         15,300                  557
Boeing (The) Co.                           16,576                  547
Target Corp.                               17,900                  537
Dow (The) Chemical Co.                     18,010                  535
First Data Corp.                           15,000                  531
Cardinal Health, Inc.                       8,875                  525
Lockheed Martin Corp.                       8,960                  517
Allstate (The) Corp.                       13,896                  514
Texas Instruments, Inc.                    34,200                  513
FleetBoston Financial Corp.                20,687                  503
UnitedHealth Group, Inc.                    6,000                  501
Marsh & McLennan Companies, Inc.           10,600                  490
Kimberly-Clark Corp.                       10,232                  486
Schlumberger Ltd.                          11,400                  480
MBNA Corp.                                 25,252                  480
Automatic Data Processing                  12,200                  479

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Investments in Securities            23
December 31, 2002 (Continued)

                                    Number of                 Value
                                       Shares                  (000)
-------------------------------------------------------------------
Clear Channel Communications, Inc.     12,100              $    451
Exelon Corp.                            8,325                   439
HCA, Inc.                              10,200                   423
Applied Materials, Inc. (a)            32,500                   423
Emerson Electric Co.                    8,300                   422
General Motors Corp.                   11,100                   409
McDonald's Corp.                       25,200                   405
Southern (The) Co.                     14,000                   397
Illinois Tool Works, Inc.               6,100                   396
AT&T Corp.                             15,185                   396
Motorola, Inc.                         45,391                   393
Sysco Corp.                            13,100                   390
Honeywell International, Inc.          16,187                   388
Gannett Co., Inc.                       5,300                   381
eBay, Inc. (a)                          5,600                   380
Alcoa, Inc.                            16,668                   380
Metlife, Inc.                          13,900                   376
Kohl's Corp. (a)                        6,600                   369
Prudential Financial, Inc.             11,500                   365
BB&T Corp.                              9,500                   351
Sara Lee Corp.                         15,500                   349
Forest Laboratories, Inc. (a)           3,500                   344
Northrop Grumman Corp.                  3,539                   343
General Mills, Inc.                     7,300                   343
Bank (The) of New York Co., Inc.       14,300                   343
Duke Energy Corp.                      17,524                   342
Boston Scientific Corp. (a)             8,000                   340
Ford Motor Co.                         35,997                   335
International Paper Co. (a)             9,551                   334
Baxter International, Inc.             11,900                   333
National City Corp.                    12,100                   331
SLM Corp.                               3,100                   322
FedEx Corp.                             5,900                   320
SunTrust Banks, Inc.                    5,600                   319
General Dynamics Corp.                  4,000                   317
Caterpillar, Inc.                       6,800                   311
Alltel Corp.                            6,100                   311
Aflac, Inc.                            10,200                   307
Dominion Resources, Inc.                5,499                   302
AT&T Wireless Services, Inc. (a)       53,439                   302
Union Pacific Corp.                     5,000                   299
Schwab, (The) Charles Corp.            26,925                   292
Travelers Property Casualty Corp.      19,796                   290
Carnival Corp.                         11,600                   289
Kellogg Co.                             8,100                   278
Harley-Davidson, Inc.                   6,000                   277
Waste Management, Inc.                 12,032                   276
Tribune Co.                             6,000                   273
EMC Corp.                              43,524                   267
Gap (The), Inc.                        17,162                   266
ConAgra Foods, Inc.                    10,600                   265
Stryker Corp.                           3,900                   262
Sprint Corp. (FON Group)               17,600                   255
Lehman Brothers Holdings, Inc.          4,780                   255
Costco Wholesale Corp.                  9,000                   253
Avon Products, Inc.                     4,700                   253
State Street Corp.                      6,400                   250
Household International, Inc.           8,946                   249
Wrigley (Wm) Jr. Co.                    4,500                   247
Raytheon Co.                            8,000                   246
Kroger Co.                             15,600                   241
Omnicom Group                           3,700                   239
Entergy Corp.                           5,200                   237
Nike, Inc.                              5,300                   236
Anadarko Petroleum Corp.                4,933                   236
PNC Financial Services Group, Inc.      5,600                   235
Newmont Mining Corp.                    7,935                   230
McGraw-Hill (The) Companies, Inc.       3,800                   230
Heinz (H.J) Co.                         6,900                   227
Mellon Financial Corp.                  8,600                   225
Hartford Financial Services Group       4,900                   223
Golden West Financial Corp.             3,100                   223
FPL Group, Inc.                         3,600                   216
Safeway, Inc. (a)                       9,200                   215
Deere & Co.                             4,700                   215
Cendant Corp.                          20,504                   215
Baker Hughes, Inc.                      6,690                   215
Progressive (The) Corp.                 4,300                   213

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Investments in Securities            24
December 31, 2002 (Continued)

                                              Number of                 Value
                                                 Shares                  (000)
-----------------------------------------------------------------------------
Weyerhaeuser Co.                                  4,300              $    212
Southwest Airlines Co.                           15,287                   212
Keycorp                                           8,416                   212
Occidental Petroleum Corp.                        7,400                   211
Maxim Integrated Products                         6,400                   211
XL Capital Ltd., Class A                          2,700                   209
TJX Cos., Inc.                                   10,700                   209
Nextel Communications, Inc., Class A (a)         18,000                   208
Equity Office Properties Trust                    8,300                   207
WellPoint Health Networks (a)                     2,900                   206
Paychex, Inc.                                     7,400                   206
Masco Corp.                                       9,800                   206
Principal Financial Group                         6,800                   205
Eastman Kodak Co.                                 5,800                   203
Bed Bath & Beyond, Inc. (a)                       5,800                   200
Sun Microsystems, Inc. (a)                       64,100                   199
Intuit, Inc. (a)                                  4,200                   197
Danaher Corp.                                     3,000                   197
Yahoo, Inc. (a)                                  11,900                   195
FirstEnergy Corp.                                 5,900                   195
CVS Corp.                                         7,800                   195
Burlington Northern Santa Fe Corp.                7,467                   194
Coca-Cola Enterprises, Inc.                       8,900                   193
Air Products & Chemicals, Inc.                    4,500                   192
Progress Energy, Inc.                             4,400                   191
Campbell Soup Co.                                 8,100                   190
Clorox Co.                                        4,500                   186
Praxair, Inc.                                     3,200                   185
Guidant Corp. (a)                                 6,000                   185
American Electric Power Co., Inc.                 6,700                   183
Hershey Foods Corp.                               2,700                   182
Consolidated Edison, Inc.                         4,200                   180
Albertson's, Inc.                                 8,013                   178
Chubb Corp.                                       3,400                   177
Anthem, Inc. (a)                                  2,800                   176
Electronic Data Systems Corp.                     9,500                   175
Franklin Resources, Inc.                          5,100                   174
Analog Devices., Inc. (a)                         7,200                   172
Burlington Resources, Inc.                        4,010                   171
Staples, Inc. (a)                                 9,250                   169
SouthTrust Corp.                                  6,800                   169
Mattel, Inc.                                      8,645                   166
Qwest Communications International, Inc. (a)     33,101                   166
PPG Industries, Inc.                              3,300                   165
Loews Corp.                                       3,700                   165
Agilent Technologies Inc. (a)                     9,128                   164
Linear Technology Corp.                           6,300                   162
Zimmer Holdings, Inc. (a)                         3,880                   161
Newell Rubbermaid, Inc.                           5,307                   161
Halliburton Co.                                   8,600                   161
Apache Corp.                                      2,820                   161
Archer-Daniels-Midland Co.                       12,887                   160
Hancock (John) Financial Service                  5,700                   159
Concord EFS, Inc. (a)                            10,100                   159
Tenet Healthcare Corp.                            9,650                   158
Marriott International, Inc., Class A             4,800                   158
Starbucks Corp. (a)                               7,700                   157
Becton Dickinson & Co.                            5,100                   157
Cintas Corp.                                      3,400                   156
McKesson Corp.                                    5,723                   155
Pitney Bowes, Inc.                                4,700                   154
Northern Trust Corp.                              4,400                   154
Norfolk Southern Corp. (a)                        7,700                   154
Computer Associates International, Inc.          11,412                   154
DTE Energy Co.                                    3,300                   153
ACE Ltd.                                          5,200                   153
Best Buy Company, Inc. (a)                        6,300                   152
St. Paul Companies, Inc.                          4,432                   151
Lexmark International, Inc., Class A (a)          2,500                   151
Apollo Group, Inc., Class A (a)                   3,400                   150
Allergan, Inc.                                    2,600                   150
Comerica, Inc.                                    3,450                   149
Biomet, Inc.                                      5,200                   149
Sears Roebuck and Co.                             6,200                   148
Autozone, Inc. (a)                                2,100                   148
Unocal Corp.                                      4,800                   147
Regions Financial Corp.                           4,400                   147
Transocean, Inc. (a)                              6,271                   145

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Investments in Securities            25
December 31, 2002 (Continued)

                                             Number of                 Value
                                                Shares                  (000)
----------------------------------------------------------------------------
Block (H&R), Inc                                 3,600              $    145
Pepsi Bottling Group, Inc.                       5,600                   144
Johnson Controls, Inc.                           1,800                   144
Limited Brands, Inc.                            10,300                   143
Yum! Brands, Inc. (a)                            5,880                   142
Rohm & Haas Company                              4,385                   142
Ingersoll-Rand Company, Class A                  3,300                   142
Devon Energy Corp.                               3,100                   142
Fortune Brands, Inc.                             3,000                   140
St. Jude Medical, Inc.                           3,500                   139
Chiron Corp. (a)                                 3,700                   139
Xilinx, Inc. (a)                                 6,700                   137
New York Times Company, Class A                  3,000                   137
AmSouth Bancorp                                  7,100                   136
Electronic Arts, Inc. (a)                        2,700                   134
Avery Dennison Corp.                             2,200                   134
Medimmune, Inc. (a)                              4,900                   133
Equity Residential Properties Trust              5,400                   133
Sungard Data Systems, Inc. (a)                   5,600                   132
Public Service Enterprise Group                  4,100                   132
Quest Diagnostics (a)                            2,300                   131
Kla-Tencor Corp. (a)                             3,700                   131
Capital One Financial Corp.                      4,400                   131
May (The) Department Stores Co.                  5,650                   130
Marathon Oil Corp.                               6,100                   130
Charter One Financial, Inc.                      4,524                   130
International Game Technology (a)                1,700                   129
Fiserv, Inc. (a)                                 3,800                   129
Ecolab, Inc.                                     2,600                   129
Countrywide Financial Corp.                      2,500                   129
Moody's Corp.                                    3,100                   128
Veritas Software Corp. (a)                       8,100                   127
MBIA, Inc.                                       2,900                   127
Simon Property Group, Inc.                       3,700                   126
Genzyme Corp. (a)                                4,200                   124
Penney (J.C.) Co., Inc.                          5,300                   122
Ameren Corp.                                     2,900                   121
Aetna, Inc.                                      2,942                   121
Cincinnati Financial Corp.                       3,200                   120
CSX Corp.                                        4,200                   119
Dover Corp.                                      4,000                   117
Computer Sciences Corp.                          3,400                   117
Adobe Systems, Inc.                              4,700                   117
Xerox Corp. (a)                                 14,400                   116
Textron, Inc.                                    2,700                   116
Micron Technology, Inc.                         11,900                   116
Biogen, Inc. (a)                                 2,900                   116
Marshall & Ilsley Corp.                          4,200                   115
Federated Department Stores (a)                  4,000                   115
CIGNA Corp. (b)                                  2,800                   115
AMBAC Financial Group, Inc.                      2,050                   115
Lincoln National Corp.                           3,600                   114
Bear Stearns (The) Companies, Inc.               1,925                   114
AmerisourceBergen Corp.                          2,100                   114
Synovus Financial Corp.                          5,850                   113
BJ Services Co.                                  3,500                   113
Peoplesoft, Inc. (a)                             6,130                   112
Cinergy Corp.                                    3,320                   112
Union Planters Corp.                             3,950                   111
PPL Corp.                                        3,200                   111
Jefferson-Pilot Corp.                            2,912                   111
UST, Inc.                                        3,300                   110
Univision Communications, Inc., Class A (a)      4,500                   110
ITT Industries, Inc.                             1,800                   109
Eaton Corp.                                      1,400                   109
PG&E Corp. (a)                                   7,800                   108
Paccar, Inc.                                     2,325                   108
North Fork Bancorporation, Inc.                  3,200                   108
Parker Hannifin Corp.                            2,325                   107
Interpublic Group Companies, Inc.                7,600                   107
Genuine Parts Co.                                3,450                   106
Family Dollar Stores                             3,400                   106
TXU Corp.                                        5,500                   103
Nabors Industries Ltd., Class A (a)              2,900                   102
Apple Computer, Inc. (a)                         7,100                   102
AON Corp.                                        5,425                   102
Knight-Ridder, Inc.                              1,600                   101
Kinder Morgan, Inc.                              2,400                   101

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Investments in Securities            26
December 31, 2002 (Continued)

                                                  Number of                Value
                                                     Shares                 (000)
--------------------------------------------------------------------------------
American Standard Companies, Inc. (a)                1,400              $    100
Monsanto Co.                                         5,135                    99
KeySpan Corp.                                        2,800                    99
Amerada Hess Corp.                                   1,800                    99
MeadWestvaco Corp.                                   3,976                    98
Sempra Energy                                        4,054                    96
Noble Corp. (a)                                      2,700                    95
Hilton Hotels Corp.                                  7,400                    94
Starwood Hotels & Resorts Worldwide, Inc.            3,900                    93
Grainger ( W.W.) , Inc.                              1,800                    93
Altera Corp. (a)                                     7,500                    93
EOG Resources, Inc.                                  2,300                    92
Brown-Forman Corp.                                   1,400                    92
Office Depot, Inc. (a)                               6,100                    90
IMS Health, Inc.                                     5,600                    90
First Tennessee National Corp.                       2,500                    90
Jones Apparel Group, Inc. (a)                        2,500                    89
Huntington Bancshares, Inc.                          4,766                    89
Harrah's Entertainment, Inc.                         2,250                    89
Delphi Corp.                                        11,026                    89
Constellation Energy Group, Inc.                     3,200                    89
Torchmark Corp.                                      2,400                    88
Leggett & Platt, Inc.                                3,900                    88
Safeco Corp.                                         2,500                    87
Plum Creek Timber Company, Inc.                      3,700                    87
Molex, Inc.                                          3,775                    87
Xcel Energy, Inc.                                    7,820                    86
Sprint Corp. (PCS Group) (a)                        19,700                    86
Kerr-McGee Corp.                                     1,938                    86
Sherwin-Williams (The) Co.                           3,000                    85
Lucent Technologies, Inc. (a)                       67,736                    85
Rockwell Collins, Inc.                               3,600                    84
Health Management Associates, Inc., Class A (a)      4,700                    84
CenturyTel, Inc.                                     2,850                    84
UnumProvident Corp.                                  4,725                    83
MGIC Investment Corp.                                2,000                    83
NiSource, Inc.                                       4,100                    82
King Pharmaceuticals, Inc. (a)                       4,766                    82
BMC Software, Inc. (a)                               4,800                    82
Novellus Systems, Inc. (a)                           2,900                    81
Broadcom Corp., Class A (a)                          5,400                    81
EL Paso Corp.                                       11,543                    80
VF Corp.                                             2,200                    79
Dollar General Corp.                                 6,547                    78
Corning, Inc. (a)                                   23,500                    78
Rockwell Automation, Inc.                            3,700                    77
Reynolds (R.J.) Tobacco Holdings, Inc.               1,800                    76
Edison International                                 6,400                    76
Vulcan Materials Co.                                 2,000                    75
Applera Corp. ( Applied Biosystem)                   4,200                    74
Georgia-Pacific Corp.                                4,516                    73
Dow Jones & Co., Inc.                                1,700                    73
Zions Bancorporation                                 1,800                    71
Siebel Systems, Inc. (a)                             9,400                    70
Jabil Circuit, Inc. (a)                              3,900                    70
Tiffany & Co.                                        2,900                    69
Darden Restaurants, Inc.                             3,350                    69
Black & Decker Corp.                                 1,600                    69
Whirlpool Corp.                                      1,300                    68
Sigma-Aldrich Corp.                                  1,400                    68
Pactiv Corp. (a)                                     3,100                    68
International Flavors & Fragrances, Inc.             1,900                    67
Thermo Electron Corp.                                3,300                    66
Network Appliance, Inc. (a)                          6,600                    66
JDS Uniphase Corp. (a)                              26,900                    66
Cooper Industries Ltd.                               1,800                    66
T Rowe Price Group, Inc.                             2,400                    65
Equifax, Inc.                                        2,800                    65
RadioShack Corp.                                     3,400                    64
Unisys Corp. (a)                                     6,400                    63
Wendy's International, Inc.                          2,300                    62
Sealed Air Corp. (a)                                 1,661                    62
QLogic Corp. (a)                                     1,800                    62
Nucor Corp.                                          1,500                    62
Liz Claiborne, Inc.                                  2,100                    62
Centex Corp.                                         1,200                    60
Watson Pharmaceuticals, Inc. (a)                     2,100                    59
Tellabs, Inc. (a)                                    8,100                    59

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Investments in Securities            27
December 31, 2002 (Continued)

                                         Number of                 Value
                                            Shares                  (000)
------------------------------------------------------------------------
Stanley (The) Works                          1,700              $     59
Citizens Communications Co.                  5,600                    59
American Power Conversion (a)                3,900                    59
Solectron Corp. (a)                         16,300                    58
Pinnacle West Capital Corp.                  1,700                    58
Janus Capital Group, Inc. (a)                4,400                    58
Bard (C.R.), Inc.                            1,000                    58
Waters Corp. (a)                             2,600                    57
Pulte Homes, Inc.                            1,200                    57
Engelhard Corp.                              2,550                    57
Robert Half International, Inc.              3,500                    56
Ball Corp.                                   1,100                    56
Eastman Chemical Co.                         1,500                    55
Alberto-Culver Co.                           1,100                    55
Phelps Dodge Corp. (a)                       1,716                    54
National Semiconductor Corp. (a)             3,600                    54
Convergys Corp.                              3,400                    52
Sabre Holdings Corp., Class A                2,840                    51
Nordstrom, Inc.                              2,700                    51
Deluxe Corp.                                 1,200                    51
Centerpoint Energy, Inc.                     6,007                    51
Sunoco, Inc.                                 1,500                    50
Mercury Interactive Corp. (a)                1,700                    50
Bemis Co.                                    1,000                    50
Temple-Inland, Inc.                          1,100                    49
Freeport-McMoRan Copper & Gold, Class B      2,900                    49
TECO Energy, Inc.                            3,100                    48
Donnelley (R.R.) & Sons Co.                  2,200                    48
Teradyne, Inc. (a)                           3,600                    47
Sanmina-SCI Corp. (a)                       10,400                    47
NCR Corp. (a)                                1,900                    45
Fluor Corp.                                  1,600                    45
CIENA Corp. (a)                              8,500                    44
Advanced Micro Devices, Inc.                 6,800                    44
Winn-Dixie Stores, Inc.                      2,800                    43
Supervalu, Inc.                              2,600                    43
Rowan Companies, Inc.                        1,900                    43
Maytag Corp.                                 1,500                    43
KB Home                                      1,000                    43
Coors (Adolph) Co.                             700                    43
Citrix Systems, Inc. (a)                     3,500                    43
Toys "R" Us, Inc. (a)                        4,200                    42
LSI Logic Corp. (a)                          7,300                    42
Meredith Corp.                               1,000                    41
Pall Corp.                                   2,400                    40
Bausch & Lomb, Inc.                          1,100                    40
Ashland, Inc.                                1,400                    40
Rational Software Corp. (a)                  3,800                    39
Hasbro, Inc.                                 3,375                    39
Allied Waste Industries, Inc. (a)            3,900                    39
Symbol Technologies, Inc.                    4,500                    37
Scientific-Atlanta, Inc.                     3,100                    37
Providian Financial Corp. (a)                5,700                    37
Goodrich Corp.                               2,000                    37
Comverse Technology, Inc. (a)                3,700                    37
Compuware Corp. (a)                          7,400                    36
Brunswick Corp.                              1,800                    36
Reebok International Ltd. (a)                1,200                    35
Manor Care, Inc. (a)                         1,900                    35
Dana Corp.                                   2,943                    35
Nvidia Corp. (a)                             3,000                    34
Millipore Corp. (a)                          1,000                    34
Tektronix, Inc. (a)                          1,800                    33
Humana, Inc. (a)                             3,300                    33
Healthsouth Corp.                            7,800                    33
Autodesk, Inc.                               2,300                    33
ADC Telecommunications, Inc. (a)            15,700                    33
Snap-On, Inc.                                1,150                    32
AES (The) Corp. (a)                         10,700                    32
Nicor, Inc.                                    900                    31
Circuit City Stores, Inc.                    4,100                    30
Boise Cascade Corp.                          1,200                    30
Big Lots, Inc.                               2,300                    30
Navistar International Corp.                 1,200                    29
Delta Air Lines, Inc.                        2,400                    29
Williams Cos., Inc.                         10,200                    28
Quintiles Transnational Corp. (a)            2,300                    28
CMS Energy Corp.                             3,000                    28

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Investments in Securities            28
December 31, 2002 (Continued)

                                                Number of         Value
                                                   Shares          (000)
-----------------------------------------------------------------------
Ryder System, Inc.                                  1,200     $     27
Peoples Energy Corp.                                  700           27
Dillard's, Inc., Class A                            1,700           27
Worthington Industries                              1,700           26
United States Steel Corp.                           2,000           26
Carmax, Inc. (a)                                    1,475           26
TMP Worldwide, Inc. (a)                             2,200           25
Calpine Corp. (a)                                   7,700           25
Novell, Inc. (a)                                    7,200           24
Great Lakes Chemical Corp.                          1,000           24
Del Monte Foods Co. (a)                             3,082           24
Crane Co.                                           1,200           24
Smucker (J.M.) Co.                                    578           23
Cummins, Inc.                                         800           23
Cooper Tire & Rubber Co.                            1,500           23
PerkinElmer, Inc.                                   2,700           22
Goodyear (The) Tire & Rubber Co.                    3,200           22
Applied Micro Circuits Corp. (a)                    5,900           22
PMC-Sierra, Inc. (a)                                3,700           21
American Greetings, Class A (a)                     1,300           21
Thomas & Betts Corp. (a)                            1,200           20
Gateway, Inc. (a)                                   6,400           20
Avaya, Inc. (a)                                     8,028           20
AMR Corp                                            3,100           20
Hercules, Inc.                                      2,200           19
Allegheny Energy, Inc. (a)                          2,500           19
Visteon Corp.                                       2,551           18
Tupperware Corp.                                    1,200           18
Andrew Corp. (a)                                    1,793           18
Reliant Resources, Inc. (a)                         5,210           17
Louisiana-Pacific Corp. (a)                         2,100           17
Parametric Technology Corp. (a)                     5,800           15
Mirant Corp. (a)                                    7,960           15
Power-One, Inc. (a)                                 1,900           11
Allegheny Technologies, Inc.                        1,770           11
Dynegy, Inc., Class A (a)                           7,800            9
Advanced Medical Optics, Inc. (a)                     644            8
McDermott International, Inc. (a)                   1,300            6
EnPro Industries, Inc. (a)                            460            2
Agere Systems, Inc., Class A (a)                      823            1
WorldCom, Inc. (WorldCom Group) (a)                     1           --
WorldCom, Inc. (MCI Group) (a)                         12           --
Unilever NV ADR                                         1           --
Kadant, Inc. (a)                                        1           --
Crown Vantage, Inc. (a)                               120           --
                                                              --------
Total Common Stocks
 (Cost - $190,769)                                             160,783
                                                              --------
PREFERRED STOCK - 0.0%
Sealed Air Corp., 4.00%,
   (Convertible) Class A (Cost - $19)                 475           20
                                                              --------
WARRANTS - 0.0%
Washington Group International, Inc.,
 Expires 2003 (a) (Cost - $0)                          46           --
                                                              --------
SHORT-TERM OBLIGATIONS - 14.2%
Money Market Fund - 12.9%
TimesSquare VP Money Market Fund               24,201,000       24,201
                                                              --------

                                                Prinicipal
                                                     (000)
                                               -----------
U.S. Government - 1.3%
U.S. Treasury Bills,
 1.50%, 4/3/03 (c)                                 $  200          199
 1.21%, 5/15/03 (c)                                 2,200        2,190
                                                              --------
                                                                 2,389
                                                              --------
Total Short-Term Obligations
 (Cost - $26,590)                                               26,590
                                                              --------
TOTAL INVESTMENTS IN SECURITIES - 100.0%
 (Total Cost - $217,378) (d)                                   187,393
Liabilities in excess of Cash and Others                          (100)
                                                              --------
Assets - (0.0)%
NET ASSETS - 100.0%                                           $187,293
                                                              ========

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Investments in Securities            29
December 31, 2002 (Continued)

NOTES TO INVESTMENTS IN SECURITIES
(a) Non-income producing securities.
(b) TimesSquare Capital Management, Inc., the Fund's
    Investment Advisor, is an indirect, wholly owned subsidiary of CIGNA Corp.
(c) This security, or a portion thereof, was pledged as
    collateral for Stock Index Futures Contracts. At
    December 31, 2002, the Fund was long 124 S&P 500[RegTM]
    Futures Contracts expiring in March 2003. Unrealized
    loss amounted to $409,200. Underlying face
    value was $27,655,100 and underlying market
    value was $27,245,900.
    Tax Information
(d) At December 31, 2002, the net unrealized depreciation of investments, based on cost for federal income tax purposes of $218,264,135, was as follows:
    Aggregate gross unrealized appreciation for all investments
    in which there was an excess of value over tax cost          $ 17,046,983
    Aggregate gross unrealized depreciation for all investments
    in which there was an excess of tax cost over value           (47,918,307)
                                                                 ------------
    Unrealized depreciation--net                                 $(30,871,324)
                                                                 ============
(e) As of December 31, 2002, the components of distributable earnings (excluding unrealized appreciation/(depreciation)
    disclosed above) on a tax basis consisted of the following:
    Undistributed ordinary income                                $    178,201

TimesSquare VP S&P 500[RegTM] Index Fund

                                             Market     % of
                                             Value      Net
Ten Largest Positions (Unaudited)            (000)     Assets
--------------------------------------------------------------
Microsoft Corp.                             $5,527       3.0%
General Electric Co.                         4,785       2.6
Exxon Mobil Corp.                            4,662       2.5
Wal-Mart Stores, Inc.                        4,435       2.4
Pfizer, Inc.                                 3,737       2.0
Citigroup, Inc.                              3,518       1.9
Johnson & Johnson                            3,157       1.7
American International Group                 2,984       1.6
International Business Machines Corp.        2,596       1.4
Merck & Co., Inc.                            2,513       1.3

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund                                      30

Statement of Assets and Liabilities
December 31, 2002
(In Thousands)

Assets:
Investments in securities at value                      $187,393
Interest and dividends receivable                            253
Investment for Trustees' deferred compensation plan          101
Futures variation margin receivable                           43
Prepaid insurance                                              1
                                                        --------
  Total assets                                           187,791
                                                        --------
Liabilities:
Payable for Fund shares redeemed                             300
Deferred Trustees' fees payable                              101
Administrative services fees payable                          53
Audit and legal fees payable                                  21
Custodian fees payable                                        13
Shareholder reports payable                                    8
Other accrued expenses                                         2
                                                        --------
  Total liabilities                                          498
                                                        --------
Net Assets                                              $187,293
                                                        ========
Components of Net Assets:
Paid in capital                                         $218,288
Undistributed net investment income                          127
Accumulated net realized loss                               (728)
Net unrealized depreciation of
investments and futures                                  (30,394)
                                                        --------
Net Assets                                              $187,293
                                                        ========
Shares Outstanding                                        14,724
                                                        ========
Net Asset Value and Redemption Price per Share          $  12.72
                                                        ========
Cost of Investments                                     $217,378
                                                        ========

Statement of Operations
For the Year Ended December 31, 2002
(In Thousands)

Investment Income:
Income:
   Dividends (net of foreign taxes withheld of $10)                 $  3,719
   Interest                                                               52
                                                                    --------
                                                                       3,771
                                                                    --------
Expenses:
   Investment advisory fees                             $516
   Custodian fees and expenses                           173
   Administrative services fees                          124
   Auditing and legal fees                                46
   Shareholder reports                                    22
   Trustees' fees                                          6
   Other                                                  11
                                                        ----
   Total expenses                                        898
   Less expenses waived by Adviser                      (299)
                                                        ----
   Net expenses                                          599
                                                        ----
Net Investment Income                                                  3,172
                                                                    --------
Realized and Unrealized Gain (Loss) on
   Investments:
   Net realized gain (loss) from:
    Futures contracts                                                 (2,334)
    Investments                                                       16,733
                                                                    --------
                                                                      14,399
                                                                    --------
   Net change in unrealized appreciation
      (depreciation) of:
    Futures contracts                                                   (552)
    Investments                                                      (76,357)
                                                                    --------
                                                                     (76,909)
                                                                    --------
Net Realized and Unrealized Loss on
   Investments                                                       (62,510)
                                                                    --------
Net Decrease in Net Assets Resulting from
   Operations                                                       $(59,338)
                                                                    ========

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund                                      31

Statements of Changes in Net Assets
(In Thousands)

                                                 For the Year Ended
                                                    December 31,
                                              ------------------------
                                                 2002         2001
                                              ------------------------
Operations:
Net investment income                         $  3,172     $  4,071
Net realized gain (loss) on investments         14,399       (7,158)
Net unrealized depreciation on investments     (76,909)     (36,447)
                                              --------     ---------
Net decrease in net assets from operations     (59,338)     (39,534)
                                              --------     ---------
Dividends and Distributions:
>From net investment income                      (3,122)      (3,665)
>From net realized gain                          (6,528)          --
                                              --------     ---------
Total dividends and distributions               (9,650)      (3,665)
                                              --------     ---------
Capital Share Transactions:
Net proceeds from shares sold                   70,188       93,983
Net asset value of shares issued to
   shareholders in reinvestment of dividends
   and distributions                             9,650        3,665
                                              --------     ---------
                                                79,838       97,648
Cost of shares redeemed                       (126,359)     (44,386)
                                              --------     ---------
Net increase (decrease) in net assets from
   Fund share transactions                     (46,521)      53,262
                                              --------     ---------
Net Increase (Decrease) in Net Assets         (115,509)      10,063
Net Assets:
Beginning of period                            302,802      292,739
                                              --------     ---------
End of period*                                $187,293     $302,802
                                              ========     =========
* includes undistributed net investment
  income of:                                  $    127     $    329
                                              ========     =========

                                                For the Year Ended
                                                   December 31,
                                             ------------------------
                                                2002         2001
                                             ------------------------
Transactions in Capital Stock:
Shares sold                                      4,601        4,993
Shares issued in reinvestment of dividends
   and distributions                               763          210
                                              --------     ---------
                                                 5,364        5,203
Shares redeemed                                 (8,131)      (2,387)
                                              --------     ---------
Net increase (decrease) in shares
   outstanding                                  (2,767)       2,816
                                              ========     =========

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund                                      32

Financial Highlights

-----------------------------------------------------------------------------------------------------------------
                                                                    For the Year Ended December 31,
                                                   --------------------------------------------------------------
                                                       2002          2001          2000         1999        1998
-----------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                 $  17.31      $  19.95       $ 22.83     $ 19.73     $ 15.83
                                                     --------      --------       -------     -------     -------
Income from investment operations:
Net investment income (a)                                0.23          0.23          0.35        0.32        0.34
Net realized and unrealized gain (loss)                 (4.13)        (2.66)        (2.49)       3.75        4.14
                                                     --------      --------       -------     -------     -------
Total from investment operations                        (3.90)        (2.43)        (2.14)       4.07        4.48
                                                     --------      --------       -------     -------     -------
Less dividends and distributions:
>From net investment income                              (0.22)        (0.21)        (0.44)      (0.51)      (0.40)
>From capital gains                                      (0.47)           --         (0.30)      (0.46)      (0.18)
                                                     --------      --------       -------     -------     -------
Total dividends and distributions                       (0.69)        (0.21)        (0.74)      (0.97)      (0.58)
                                                     --------      --------       -------     -------     -------
Net asset value, end of period                       $  12.72      $  17.31       $ 19.95     $ 22.83     $ 19.73
                                                     ========      ========       =======     =======     =======
Total Return (b)                                       (22.51)%      (12.18)%       (9.37)%     20.77%      28.60%
Ratios to Average Net Assets:
Gross expenses                                           0.37%         0.35%         0.36%       0.38%       0.63%
Fees and expenses waived or borne by the Adviser         0.12%         0.10%         0.11%       0.13%       0.19%
Net expenses                                             0.25%         0.25%         0.25%       0.25%       0.44%
Net investment income                                    1.32%         1.38%         1.64%       1.57%       1.95%
Portfolio Turnover                                          7%            2%            4%          3%          2%
Net Assets, End of Period (000 omitted)              $187,293      $302,802      $292,739    $282,781    $206,475

(a) Net investment income per share has been calculated in accordance with SEC requirements, with the exception that end of the year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
(b) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Notes to Financial Statements        33

1. Utilization of Indexation Approach. TimesSquare VP S&P 500[RegTM] Index Fund (the "Fund") (renamed from CIGNA Variable Products S&P 500[RegTM] Index Fund, effective May 1, 2002) seeks to achieve its long-term growth objective by attempting to replicate the total return performance, reduced by Fund expenses, of the Standard & Poor's 500[RegTM] Composite Stock Price Index.

2. Significant Accounting Policies. The Fund is a separate series of CIGNA Variable Products Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. Security Valuation -- Equity securities, including warrants, that are listed on a national securities exchange or are part of the NASDAQ National Market System are valued at the last sale price or, if there has been no sale that day, at the last bid price. Debt and other equity securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued at the most recent bid price. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value, as determined in good faith by, or under the authority of, the Trust's Board of Trustees. If events occurring after the close of the principal market in which securities are traded (but before the close of regular trading on the NYSE) are believed to materially affect the value of those securities, such securities are valued at their fair value taking such events into account.

B. Futures Contracts -- The Fund is authorized to enter into S&P 500[RegTM] futures contracts. A Fund may use futures contracts with the objective of earning returns on its short-term investments equivalent to returns on the S&P 500[RegTM] Composite Stock Index. As a result, the purchase of futures contracts simulates a fully invested position in the underlying index, while maintaining liquidity. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the initial margin requirements. During the period a futures contract is open, changes in the value of a contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Daily variation margin payments are received or made, depending on whether there were unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts include the risk that a change in the value of the contract may not correlate with the value of the underlying securities and the possibility of an illiquid market.

C. Security Transactions and Related Investment Income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Securities

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Notes to Financial Statements        34
(Continued)

gains and losses are determined on the basis of identified cost.

D. Federal Taxes -- It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income or excise taxes on realized income or net capital gains have been accrued. For the year ended December 31, 2001, distributions reported in the Statement of Changes in Net Assets from net investment income, including short-term capital gains, and capital gains were treated as ordinary income and long-term capital gains, respectively, for federal income tax purposes. The tax character of distributions paid to shareholders during the year ended December 31, 2002 is $3,368,021 and $6,281,979 from ordinary income and long-term capital gains, respectively.

At December 31, 2002 the Fund had a Post-October loss of $236,819. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following year.

E. Dividends and Distributions to Shareholders -- Dividends from net investment income and distributions from net capital gains, to the extent such gains would otherwise be taxable to the Fund, are declared and distributed at least annually. Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatment of deferred losses due to wash sales, marked to market futures and excise tax regulations. To the extent that such differences are permanent, a reclassification to the Components of Net Assets may be required. As a result, at December 31, 2002, the Fund decreased undistributed net investment income by $252,868, decreased accumulated net realized loss by $254,135 and decreased paid in capital by $1,267.

3. Investment Advisory Fees and Other Transactions with Affiliates. Investment advisory fees are paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.25% applied to the daily average net assets of the Fund. TimesSquare has contractually agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee, but excluding interest, taxes, amortized organization expenses, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed, on an annual basis, 0.25% of average daily net assets until April 30, 2003, and thereafter to the extent described in the Fund's then current prospectus. Effective May 1, 2002, TimesSquare retains the right to be repaid by the Fund if the Fund's expenses fall below the percentage specified above prior to the end of the fiscal year or within three years after TimesSquare waives advisory fees or reimburses a Fund's operating expenses. The Fund's remaining contingent liability is $229,550, expiring during 2005.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest its excess cash, up to 25% of the Fund's total assets, in the affiliated TimesSquare VP Money Market Fund ("TSVPMM") managed by TimesSquare. TimesSquare will waive the amount of its advisory fee for the Fund in an amount that offsets the amount of the advisory fees incurred in TSVPMM. For the year ended December 31, 2002, TimesSquare waived $83,000 of its advisory fee received from the Fund. Income distributions

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund Notes to Financial Statements        35
(Continued)

from TSVPMM, which amounted to $326,588 for the year ended December 31, 2002, are recorded as dividend income in the Statement of Operations.

For administrative services, the Fund reimburses TimesSquare for a portion of the compensation and related expenses of the Fund's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the year ended December 31, 2002, the Fund paid or accrued $124,036.

TimesSquare is an indirect, wholly-owned subsidiary of CIGNA Corporation.

4. Trustees' Fees. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer receipt of all or a portion of their fees, which are invested in mutual fund shares in accordance with a deferred compensation plan.

5. Purchases and Sales of Securities. Purchases and sales of securities, excluding short-term obligations, for the year ended December 31, 2002, were $80,389 and $749,104, respectively, for U.S. Government and Agency Obligations and $15,416,856 and $62,100,953, respectively, for all other securities.

6. Capital Stock. The Fund offers an unlimited number of shares of beneficial interest without par value. Of the 14,724,063 shares outstanding at December 31, 2002, 14,552,492 shares were held by Connecticut General Life Insurance Company ("CG Life") relating to variable annuity and variable universal life insurance contracts issued by CG Life. CG Life is an indirect, wholly-owned subsidiary of CIGNA Corporation. The remainder, representing 1.2% of the shares outstanding, was held by an employee benefit plan established by CG Life for certain of its employees.

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund                                      36

Report of Independent Accountants

To the Trustees and Shareholders of TimesSquare VP S&P 500[RegTM] Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the investments in securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TimesSquare VP S&P 500[RegTM] Index Fund (formerly known as CIGNA Variable Products S&P 500 Index Fund) (the "Fund") at December 31, 2002, the results of its operations, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2003

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund                                      37
(Unaudited)

Trustees and Officers
Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Trust's Board of Trustees and Officers. Each Trustee's term of office will be until the next annual meeting of shareholders or until the election of the Trustee's successor.

                                                                                                 Number of
Name,                      Position         Length                                               Portfolios in   Other
Address*                   Held with        of Time           Principal Occupation(s) During     Fund Complex    Directorships
and Age                    Fund             Served            Past 5 Years                       Overseen        Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees

Russell H.                 Trustee          Trustee           Vice President (Investor           14              --
Jones                                       since 1995        Relations, Public Relations) and
58                                                            Treasurer, Kaman Corporation
                                                              (helicopters and aircraft
                                                              components, industrial
                                                              distribution)

Paul J.                    Trustee          Trustee           Special Advisor to Board of        14              Director -- Western
McDonald                                    since 1995        Directors, Friendly Ice Cream                      Massachusetts
59                                                            Corporation (family restaurants                    Electric Company
                                                              and dairy products)
Affiliated Trustees and
 Fund Officers

Richard H.                 Trustee,         Trustee and       Managing Director, CIGNA           14              Director of various
Forde                      Chairman of      Chairman          Retirement & Investment                            subsidiaries of
49                         the Board and    since 2002,       Services, Inc. and TimesSquare                     CIGNA Corporation
                           President        President         Capital Management, Inc.
                                            since 1998

Alfred A.                  Vice President   Officer           CIGNA Funds Treasurer;             14              --
Bingham III                and Treasurer    Since 1982        Assistant Vice President,
58                                                            TimesSquare Capital
                                                              Management, Inc.

Jeffrey S.                 Vice President   Officer           Senior Counsel,                    14              --
Winer                      and Secretary    Since 1993        CIGNA Corporation
45

--------------------------------------------------------------------------------
* All Trustees and officers have an address c/o TimesSquare Capital Management, Inc., 280 Trumbull Street, H16C, Hartford, CT 06103

--------------------------------------------------------------------------------
TimesSquare VP S&P 500[RegTM] Index Fund (Continued)                          38
(Unaudited)

--------------------------------------------------------------------------------
"Standard & Poor's[RegTM]," "S&P[RegTM]," "S&P 500[RegTM]," "Standard & Poor's 500," and "500" are trademarks of the Standard & Poor's Corporation (S&P) and have been licensed for use by CG Life. The TimesSquare VP S&P 500[RegTM] Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

TimesSquare VP S&P 500[RegTM] Index Fund is an open-end, diversified management investment company that seeks to achieve its long-term growth objective by attempting to replicate the total return performance, reduced by Fund expenses, of the Standard & Poor's 500[RegTM] Composite Stock Price Index. The investment adviser is TimesSquare Capital Management, Inc., 280 Trumbull Street, Hartford, Connecticut 06103.
--------------------------------------------------------------------------------

This report has been prepared for the information of participants of CG Variable Annuity accounts I & II pursuant to variable annuity contracts issued by Connecticut General Life Insurance Company.

--------------------------------------------------------------------------------

CIGNA Variable Products S&P 500(R) Index Fund was organized by Connecticut General Life Insurance Company in 1968. The name of the fund was changed in May 2002 from CIGNA Variable Products S&P 500(R) Index Fund to TimesSquare VP S&P 500(R) Index Fund. Both TimesSquare Capital Management, Inc. and CIGNA Financial Services, Inc. are affiliates of Connecticut General Life Insurance Company.

[LOGO] CIGNA
                                                               Printed in U.S.A.
                                                               501370 12/02